State Street SPDR SP Kensho Smart Mobility ETF Investment Objectives and Goals - State Street SPDR SP Kensho Smart Mobility ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® S&P Kensho Smart Mobility ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR S&P Kensho Smart Mobility ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Smart Transportation Index.